Schedule of Investments

November 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.69%
Alabama–2.70%

Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(a)	4.00%	12/01/2025	$54,105	$ 53,907,977

Black Belt Energy Gas District (The) (No. 6); Series 2021 B, RB(a)	4.00%	12/01/2026	4,000	3,961,344

Black Belt Energy Gas District (The) (No. 7); Series 2021, RB(a)	4.00%	12/01/2026	15,000	14,855,040

Huntsville (City of), AL; Series 2015 A, GO Bonds	5.00%	05/01/2035	3,000	3,135,454

Selma (City of), AL Industrial Development Board (International Paper Co.); Series 2019, Ref. RB(a)	2.00%	10/01/2024	2,000	1,923,540
Southeast Alabama Gas Supply District (The) (No. 1);
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.90%)(a)(b)	3.66%	04/01/2024	8,625	8,493,663
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.65%)(a)(b)	2.50%	04/01/2024	2,875	2,835,523
Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	3,000	3,190,097
				92,302,638

Alaska–0.21%

Alaska (State of) Municipal Bond Bank Authority; Series 2016-3, Ref. RB	5.00%	12/01/2025	4,635	4,916,132
Northern Tobacco Securitization Corp.; Series 2021 B-1, Ref. RB	4.00%	06/01/2050	2,250	2,225,546
				7,141,678

Arizona–2.19%

Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	15,132	14,574,279

Arizona (State of) Industrial Development Authority (Pinecrest Academy of Northern Nevada); Series 2022 A, RB(c)	4.50%	07/15/2029	1,250	1,204,167

Arizona (State of) Water Infrastructure Finance Authority; Series 2014 A, Ref. RB	5.00%	10/01/2024	5,000	5,218,325
Arizona State University;
Series 2014, RB	5.00%	08/01/2033	2,200	2,252,617
Series 2014, RB	5.00%	08/01/2034	3,320	3,399,404
Series 2014, RB	5.00%	08/01/2044	4,145	4,222,596
Glendale Municipal Property Corp.; Series 2012 C, Ref. RB	4.00%	07/01/2038	100	100,008

La Paz (County of), AZ Industrial Development Authority (Charter School Solutions-Harmony Public Schools); Series 2016 A, RB(c)	5.00%	02/15/2026	940	952,918
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group);
Series 2016, Ref. RB	5.00%	01/01/2034	1,010	1,072,878
Series 2016, Ref. RB	5.00%	01/01/2035	5,000	5,280,717
Series 2017 C, RB(a)	5.00%	10/18/2024	7,500	7,796,246

Maricopa (County of), AZ Industrial Development Authority (Honorhealth); Series 2019 B, RB(a)	5.00%	09/01/2024	14,500	14,957,314

Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2021, RB(c)	3.00%	07/01/2031	625	542,209
Maricopa (County of), AZ Special Health Care District;
Series 2018 C, GO Bonds	5.00%	07/01/2024	2,000	2,071,254
Series 2018 C, GO Bonds	5.00%	07/01/2025	2,475	2,615,100
Phoenix Civic Improvement Corp.;
Series 2017 D, Ref. RB	5.00%	07/01/2024	5,080	5,252,993
Series 2022, RB	5.00%	07/01/2034	1,600	1,847,573
Series 2022, RB	5.00%	07/01/2036	1,000	1,141,471
Pima (County of), AZ Industrial Development Authority (Tuscon Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	750	644,760
				75,146,829

California–5.46%
California (State of);
Series 2013 E, GO Bonds (SIFMA Municipal Swap Index + 0.43%)(a)(b)(d)	2.28%	12/01/2022	7,000	7,000,000
Series 2022, Ref. GO Bonds	5.00%	09/01/2035	5,500	6,429,156
Series 2022, Ref. GO Bonds	5.00%	09/01/2036	7,780	8,967,729

California (State of) Health Facilities Financing Authority (Adventist Health System); Series 2013 A, RB	4.00%	03/01/2033	240	240,100

California (State of) Health Facilities Financing Authority (Providence St. Joseph Health); Series 2016 B-2, Ref. RB(a)	4.00%	10/01/2024	5,000	5,105,142

California (State of) Health Facilities Financing Authority (Sutter Health); Series 2018 A, RB	5.00%	11/15/2048	10,000	10,230,239

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)

California (State of) Housing Finance Agency; Series 2021 A, RB	3.25%	08/20/2036	$1,888	$ 1,631,617

California (State of) Infrastructure & Economic Development Bank; Series 2019, Ref. RB(a)	1.75%	08/01/2026	5,240	4,859,761

California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	4.00%	06/01/2026	1,190	1,190,010
California (State of) Municipal Finance Authority (Humangood Obligation Group);
Series 2019 A, Ref. RB	4.00%	10/01/2028	750	757,521
Series 2019 A, Ref. RB	4.00%	10/01/2029	1,000	1,008,467
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing);
Series 2019, RB (INS - BAM)(e)	5.00%	05/15/2024	350	359,490
Series 2019, RB (INS - BAM)(e)	5.00%	05/15/2025	500	521,749
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021 B-3, RB(c)	2.13%	11/15/2027	1,000	929,740
Series 2021, RB(c)	2.38%	11/15/2028	1,500	1,382,524

California (State of) School Finance Authority (Grimmway Schools Obligated Group); Series 2016 A, RB(c)	4.25%	07/01/2028	1,635	1,614,973

City of Los Angeles Department of Airports; Series 2022 B, RB	5.00%	05/15/2038	4,740	5,356,696
Golden State Tobacco Securitization Corp.;
Series 2017 A-1, Ref. RB(d)	5.00%	06/01/2024	6,500	6,739,499
Series 2017 A-1, Ref. RB(d)	5.00%	06/01/2025	10,000	10,596,352
Series 2017 A-1, Ref. RB(a)(d)	5.00%	06/01/2027	11,765	12,962,470

Grossmont-Cuyamaca Community College District (Election of 2002); Series 2008 C, GO Bonds (INS - AGC)(e)(f)	0.00%	08/01/2025	3,000	2,766,495
Los Angeles (City of), CA Department of Airports (Green Bonds);
Series 2022 I, RB	5.00%	05/15/2035	1,355	1,552,910
Series 2022 I, RB	5.00%	05/15/2036	750	855,540
Series 2022 I, RB	5.00%	05/15/2037	1,130	1,282,276
Los Angeles (City of), CA Department of Water & Power;
Series 2014 D, RB	5.00%	07/01/2027	2,000	2,075,985
Series 2014 D, RB	5.00%	07/01/2028	2,550	2,646,478

Los Angeles (County of), CA Public Works Financing Authority; Series 2015 A, RB	5.00%	12/01/2044	14,095	14,428,677

Madera Unified School District; Series 2018, COP (INS - BAM)(e)	5.00%	09/01/2034	500	512,572

Mizuho Floater/Residual Trust; Series 2020, VRD RB(c)(g)	2.10%	10/01/2036	18,467	18,467,000

Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	805	800,259

Rowland Unified School District (Election of 2006); Series 2009 B, GO Bonds(f)	0.00%	08/01/2023	1,300	1,276,434

San Diego (City of), CA Association of Governments (Mid Coast Corridor; Green Bonds); Series 2019, RB	1.80%	11/15/2027	9,465	8,732,473

San Diego (City of), CA Public Facilities Financing Authority; Series 2016 B, Ref. RB	5.00%	08/01/2038	8,735	9,352,114

San Francisco (City & County of), CA Public Utilities Commission; Series 2013 B, RB	4.00%	10/01/2039	150	150,026

San Francisco (City of), CA Public Utilities Commission; Series 2015, Ref. RB	5.00%	11/01/2036	1,230	1,286,382
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2027	1,500	1,580,951
Series 2019, Ref. RB	5.00%	06/01/2028	1,500	1,595,276

Tender Option Bond Trust Receipts/Certificates; Series 2021, VRD RB(c)(g)	2.05%	10/01/2049	8,900	8,900,000

Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, GO Bonds(f)	0.00%	08/01/2023	2,000	1,965,288

Tustin Unified School District (Community Facilities District No. 88-1); Series 2015, Ref. RB (INS - BAM)(e)	5.00%	09/01/2023	1,000	1,017,434
Tustin Unified School District (Community Facilities District No. 97-1);
Series 2015 A, Ref. RB	5.00%	09/01/2023	650	660,361
Series 2015 A, Ref. RB	5.00%	09/01/2024	1,500	1,552,231
University of California;
Series 2013 AF, RB(d)	5.00%	05/15/2039	4,450	4,502,672
Series 2023 BM, Ref. RB	5.00%	05/15/2034	1,500	1,754,610
Series 2023 BM, Ref. RB	5.00%	05/15/2035	2,500	2,902,288
Series 2023 BM, Ref. RB	5.00%	05/15/2036	2,500	2,875,453
Series 2023 BM, Ref. RB	5.00%	05/15/2037	2,000	2,277,670
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2027	1,000	1,138,523
				186,791,613

Colorado–3.71%

Arkansas River Power Authority; Series 2006, RB(d)	5.88%	10/01/2026	2,880	3,062,300

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)

Colorado (State of); Series 2018 A, COP	5.00%	12/15/2023	$2,000	$ 2,050,624

Colorado (State of) Health Facilities Authority; Series 2019, Ref. RB(a)	5.00%	11/19/2026	1,890	2,021,276

Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.13%	05/15/2028	1,000	914,946

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 B, RB(a)	5.00%	11/20/2025	10,425	10,987,412

Colorado (State of) Health Facilities Authority (Children’s Hospital); Series 2013 A, RB	5.00%	12/01/2036	21,235	21,358,543

Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 B-2, RB(a)	5.00%	08/01/2026	2,000	2,083,019
Colorado (State of) Health Facilities Authority (SCL Health System);
Series 2013 A, RB(a)(d)	5.00%	01/01/2024	12,545	12,857,998
Series 2013 A, RB(a)(d)	5.50%	01/01/2024	1,820	1,875,036

Colorado (State of) Health Facilities Authority (Vail Valley Medical Center); Series 2015, RB	5.00%	01/15/2035	2,000	2,042,515
Colorado Springs (City of), CO;
Series 2013 B-1, RB	5.00%	11/15/2038	4,000	4,069,465
Series 2013 B-2, RB	5.00%	11/15/2038	4,500	4,578,148
Series 2018 A-1, Ref. RB	5.00%	11/15/2023	2,990	3,058,371
Denver (City & County of), CO;
Series 2012 B, RB(a)(d)	4.00%	12/08/2022	1,125	1,125,358
Series 2012 B, RB(a)(d)	5.00%	12/08/2022	2,000	2,000,840
Series 2012 B, RB(a)(d)	5.00%	12/08/2022	2,590	2,592,154
Series 2022 B, RB	5.00%	11/15/2033	1,125	1,303,493
Series 2022 B, RB	5.00%	11/15/2035	1,050	1,187,629

El Paso (County of), CO School District No. 20; Series 2017, GO Bonds	5.00%	12/15/2033	2,900	3,116,127

Elbert & Highway 86 Commercial Metropolitan District; Series 2021 A, Ref. GO Bonds(c)	3.75%	12/01/2029	500	445,817

Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	1,500	1,519,860

Prairie Center Metropolitan District No. 7; Series 2020, GO Bonds	4.13%	12/15/2036	390	338,780
Public Authority for Colorado Energy;
Series 2008, RB	6.13%	11/15/2023	370	378,512
Series 2008, RB	6.25%	11/15/2028	2,000	2,140,060

Regional Transportation District (Fastracks); Series 2017 A, RB	5.00%	11/01/2033	1,000	1,067,919
Tender Option Bond Trust Receipts/Certificates;
Series 2022, VRD RB(c)(g)	2.10%	05/01/2038	5,000	5,000,000
Series 2022, VRD RB(c)(g)	2.10%	05/01/2046	6,000	6,000,000

University of Colorado Hospital Authority; Series 2019, VRD RB(g)	1.94%	11/15/2049	25,000	25,000,000
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/15/2027	130	139,369
Series 2019, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/15/2028	125	134,097
Series 2019, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/15/2029	125	134,062
Series 2019, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/15/2030	125	134,033
Series 2020, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2026	385	412,992
Series 2020, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2027	400	434,704
Series 2020, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2028	415	455,985
Series 2020, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2029	420	465,903
Series 2020, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2030	435	480,829
				126,968,176

Connecticut–1.80%
Connecticut (State of);
Series 2012 G, GO Bonds	4.00%	10/15/2031	300	300,142
Series 2018 C, GO Bonds	4.00%	06/15/2024	7,035	7,186,631
Series 2020 A, RB	5.00%	05/01/2034	5,000	5,649,334
Series 2021 A, RB	5.00%	05/01/2035	8,000	9,089,653
Series 2021 D, RB	5.00%	11/01/2035	3,430	3,910,913
Connecticut (State of) (Transportation Infrastructure);
Series 2016 A, RB	5.00%	09/01/2030	1,965	2,119,221
Series 2016 A, RB	5.00%	09/01/2036	4,000	4,248,268
Series 2018, RB	5.00%	01/01/2023	9,000	9,018,581
Series 2018, RB	5.00%	01/01/2027	3,000	3,260,658

Connecticut (State of) Health & Educational Facilities Authority (New Haven Hospital); Series 2014 A, RB	5.00%	07/01/2033	4,710	4,826,661

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–(continued)

Connecticut (State of) Housing Finance Authority (Social Bonds); Series 2022, RB (CEP - GNMA)	5.50%	11/15/2052	$6,500	$ 6,936,814

New Haven (City of), CT; Series 2018 A, GO Bonds	5.00%	08/01/2025	1,160	1,213,918
Tender Option Bond Trust Receipts/Certificates; Series 2022, VRD GO Bonds (INS - AGM)(c)(e)(g)	1.93%	10/15/2027	4,005	4,005,000
				61,765,794

District of Columbia–0.68%
District of Columbia;
Series 2012 C, RB(a)(d)	5.00%	12/01/2022	1,750	1,750,000
Series 2014 C, GO Bonds	5.00%	06/01/2033	6,690	6,895,598
Series 2017 A, Ref. GO Bonds	5.00%	06/01/2032	1,000	1,102,343
Series 2020, RB	5.00%	12/01/2033	1,635	1,831,799
Series 2022 A, RB	5.00%	07/01/2036	7,500	8,667,869

District of Columbia (Georgetown University); Series 2017, Ref. RB(d)	5.00%	04/01/2024	1,500	1,547,707

District of Columbia Tobacco Settlement Financing Corp.; Series 2001, RB	6.75%	05/15/2040	70	72,062
Washington Metropolitan Area Transit Authority; Series 2017 B, RB	5.00%	07/01/2035	1,400	1,494,440
				23,361,818

Florida–3.84%

Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, Ref. RB	5.00%	12/01/2022	600	600,000

Broward (County of), FL School Board; Series 2017 C, Ref. COP	5.00%	07/01/2025	5,000	5,280,468

Cape Coral (City of) FL; Series 2017, Ref. RB	5.00%	10/01/2033	1,740	1,878,818

Central Florida Expressway Authority; Series 2016 B, Ref. RB	5.00%	07/01/2033	3,005	3,187,454

Citizens Property Insurance, Inc.; Series 2015 A-1, RB	5.00%	06/01/2025	6,000	6,238,229

Clearwater (City of), FL; Series 2017, Ref. RB	5.00%	12/01/2035	4,475	4,793,393

Florida (State of); Series 2016 A, Ref. GO Bonds	5.00%	07/01/2025	2,610	2,771,156
Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology);
Series 2019, RB	5.00%	10/01/2024	350	358,016
Series 2019, RB	5.00%	10/01/2025	475	490,146

Florida (State of) Mid-Bay Bridge Authority; Series 2015 A, Ref. RB	5.00%	10/01/2023	1,000	1,015,080

Florida (State of) Municipal Power Agency (All-Requirements Power Supply); Series 2017 A, Ref. RB	5.00%	10/01/2026	4,000	4,303,977

Florida Development Finance Corp. (IPS Florida LLC-Idea); Series 2022, RB(c)	5.25%	06/15/2029	1,200	1,166,390

Florida Development Finance Corp. (Mayflower Retirement Community); Series 2021, Ref. RB(c)	2.38%	06/01/2027	835	745,511

Florida Housing Finance Corp.; Series 2022 3, RB (CEP - GNMA)	5.50%	01/01/2054	5,600	5,953,455
Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2015 A, RB	5.00%	10/01/2044	10,000	10,086,317
Series 2018 F, RB	5.00%	10/01/2023	1,250	1,274,541
Series 2018 F, RB	5.00%	10/01/2024	1,050	1,093,547

Jacksonville (City of), FL; Series 2021 A, RB	5.00%	10/01/2034	1,680	1,903,183

JEA Electric System; Series 2008 3C-1, VRD RB(g)	1.85%	10/01/2034	12,090	12,090,000
JEA Water & Sewer System;
Series 2008 B, VRD RB(g)	1.80%	10/01/2041	750	750,000
Series 2017 A, Ref. RB	5.00%	10/01/2025	4,500	4,781,425

Lee (County of), FL Industrial Development Authority (Cypress Cove at Healthpark); Series 2022 B-2, RB	3.25%	10/01/2026	3,450	3,313,749

Manatee (County of), FL School District; Series 2017, RB (INS - AGM)(e)	5.00%	10/01/2024	2,600	2,707,356
Miami (City of) & Dade (County of), FL School Board;
Series 2015 A, Ref. COP	5.00%	05/01/2032	1,690	1,749,771
Series 2015 D, Ref. COP	5.00%	02/01/2034	1,000	1,041,206
Series 2016 C, Ref. COP	3.25%	02/01/2033	540	530,187
Series 2022 A, GO Bonds (INS - BAM)(e)	5.00%	03/15/2036	7,730	8,738,792
Series 2022 A, GO Bonds (INS - BAM)(e)	5.00%	03/15/2041	1,865	2,058,200
Miami-Dade (County of), FL;
Series 2016 A, Ref. GO Bonds	5.00%	07/01/2037	1,660	1,746,994
Series 2017 A, RB	5.00%	10/01/2034	5,110	5,355,497

Miami-Dade (County of), FL Expressway Authority; Series 2016 A, Ref. RB	5.00%	07/01/2032	2,000	2,082,891

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group);
Series 2016 A, Ref. RB	5.00%	10/01/2033	$2,535	$ 2,644,827
Series 2016 A, Ref. RB	5.00%	10/01/2035	1,210	1,254,046
Series 2016 A, Ref. RB	5.00%	10/01/2036	6,210	6,423,461

Palm Beach (County of), FL Health Facilities Authority; Series 2020 B-1, RB	3.00%	06/01/2027	1,890	1,890,000

Palm Beach (County of), FL Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB(a)(d)	5.00%	12/01/2024	2,000	2,085,740

Pinellas (County of), FL Housing Finance Authority (Social Bonds); Series 2021 A, RB (CEP - GNMA)	3.00%	03/01/2052	2,760	2,662,950
Pompano Beach (City of), FL (John Knox Village);
Series 2021 B-1, RB	2.00%	01/01/2029	1,605	1,355,175
Series 2021 B-2, RB	1.45%	01/01/2027	1,440	1,262,151

Seminole County School Board; Series 2016 C, COP	5.00%	07/01/2036	1,000	1,049,997
St. Johns (County of), FL Industrial Development Authority (Vicar’s Landing);
Series 2021, Ref. RB	4.00%	12/15/2024	145	142,333
Series 2021, Ref. RB	4.00%	12/15/2025	180	174,689
Series 2021, Ref. RB	4.00%	12/15/2026	185	177,267
Series 2021, Ref. RB	4.00%	12/15/2027	215	203,146
Series 2021, Ref. RB	4.00%	12/15/2028	200	186,126
Series 2021, Ref. RB	4.00%	12/15/2029	220	201,679
Series 2021, Ref. RB	4.00%	12/15/2030	200	180,599
Series 2021, Ref. RB	4.00%	12/15/2031	205	182,520

St. Johns (County of), MO; Series 2016, Ref. RB	5.00%	06/01/2036	1,100	1,169,564

Tender Option Bond Trust Receipts/Certificates; Series 2022, VRD RB(c)(g)	1.95%	01/01/2045	6,000	6,000,000
USF Financing Corp.; Series 2012 A, Ref. COP	5.00%	07/01/2031	2,000	2,099,718
				131,431,737

Georgia–1.72%
Atlanta (City of), GA;
Series 2009 B, RB (INS - AGM)(e)	5.25%	11/01/2027	2,000	2,180,632
Series 2018 C, Ref. RB	5.00%	11/01/2024	2,000	2,090,725
Series 2019 F, Ref. RB	5.00%	07/01/2024	2,000	2,070,624

Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	5.00%	07/01/2025	1,050	1,107,555
Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle);
Series 1994, RB(a)	2.25%	05/25/2023	3,000	2,983,360
Series 1994, RB(a)	2.15%	06/13/2024	2,000	1,945,312

George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	2.38%	01/01/2031	725	634,882

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019, RB	5.00%	01/01/2025	355	368,113
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4);
Series 2019, RB	5.00%	01/01/2026	300	315,931
Series 2019, RB	5.00%	01/01/2028	800	866,492
Main Street Natural Gas, Inc.;
Series 2021 A, RB(a)	4.00%	09/01/2027	17,500	17,540,073
Series 2021 C, RB(a)	4.00%	12/01/2028	5,000	4,889,001
Series 2022 C, RB(a)(c)	4.00%	11/01/2027	20,000	19,032,320
Subseries 2018 C, RB(a)	4.00%	12/01/2023	3,000	3,011,181
				59,036,201

Hawaii–0.36%
Hawaii (State of);
Series 2013 EH, GO Bonds(a)(d)	5.00%	08/01/2023	7,000	7,114,986
Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2026	4,845	5,251,644
Honolulu (City & County of), HI; Series 2012 A, GO Bonds	4.00%	11/01/2036	100	100,025
				12,466,655

Idaho–0.22%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2014 A, RB	5.00%	03/01/2039	2,760	2,789,311
Series 2018 A, Ref. RB	5.00%	03/01/2023	2,000	2,010,245
Series 2018 A, Ref. RB	5.00%	03/01/2024	1,350	1,382,457

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho–(continued)
Vallivue School District No. 139 (Canyon County) ID; Series 2015 A, GO Bonds	5.00%	09/15/2034	$1,400	$ 1,471,247
				7,653,260

Illinois–8.33%

Bartlett (Village of), IL (Quarry Redevelopment); Series 2016, Ref. RB	4.00%	01/01/2024	1,550	1,534,988
Chicago (City of), IL;
Series 2003 B, Ref. GO Bonds	5.00%	01/01/2024	3,205	3,232,665
Series 2004, Ref. RB	5.00%	11/01/2023	2,475	2,522,590
Series 2004, Ref. RB	5.00%	11/01/2024	14,440	14,960,602
Series 2008 C, Ref. RB	5.00%	01/01/2035	1,000	1,012,752
Series 2012, RB	5.00%	01/01/2027	1,000	1,001,224
Series 2012, RB	5.00%	11/01/2032	3,000	3,001,662
Series 2012, RB (INS - AGM)(e)	5.00%	01/01/2037	1,275	1,275,590
Series 2012, RB	5.00%	11/01/2042	2,500	2,500,037
Series 2017 B, Ref. RB	5.00%	01/01/2025	3,520	3,644,264
Chicago (City of), IL (O’Hare International Airport);
Series 2015 B, Ref. RB	5.00%	01/01/2023	5,000	5,010,447
Series 2016 B, Ref. RB	5.00%	01/01/2035	2,500	2,592,960
Series 2016 B, Ref. RB	5.00%	01/01/2041	3,800	3,874,466
Series 2016 C, Ref. RB	5.00%	01/01/2034	1,500	1,560,492
Series 2017 D, RB	5.25%	01/01/2029	1,665	1,805,872
Series 2017 D, RB	5.25%	01/01/2036	5,000	5,292,578
Series 2022, Ref. RB	5.00%	01/01/2034	1,000	1,112,172
Series 2022, Ref. RB	5.00%	01/01/2035	2,330	2,561,660
Series 2022, Ref. RB (INS - AGM)(e)	5.00%	01/01/2038	4,750	5,134,733

Chicago (City of), IL Board of Education; Series 1998 B-1, GO Bonds (INS - NATL)(e)(f)	0.00%	12/01/2025	735	654,394

Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds); Series 2017, Ref. RB	5.00%	06/01/2025	4,000	4,155,786

Chicago (City of), IL Transit Authority (FTA Section 5337 State of Good Repair Formula Funds); Series 2017, Ref. RB	5.00%	06/01/2025	1,500	1,558,420

Cook (County of), IL; Series 2018, Ref. GO Bonds	5.00%	11/15/2034	1,000	1,036,477

Cook County Township High School District No. 220 Reavis; Series 2012, GO Bonds	3.00%	12/01/2024	1,035	1,033,153
Illinois (State of);
Series 2013, GO Bonds	5.50%	07/01/2026	2,000	2,018,452
Series 2013, RB	5.00%	06/15/2026	500	503,775
Series 2014, GO Bonds	5.00%	02/01/2025	4,695	4,767,817
Series 2017 D, GO Bonds	5.00%	11/01/2024	3,480	3,572,232
Series 2017 D, GO Bonds	5.00%	11/01/2027	1,065	1,112,475
Series 2020, GO Bonds	5.50%	05/01/2024	3,500	3,597,251
Series 2020, GO Bonds	5.50%	05/01/2025	5,000	5,206,143
Series 2020, GO Bonds	5.50%	05/01/2026	6,750	7,098,459
Illinois (State of) Finance Authority;
Series 2008, Ref. VRD RB(g)	1.75%	07/01/2038	10,300	10,300,000
Series 2015 A, Ref. RB	5.00%	11/15/2034	1,650	1,691,799
Series 2016 A, Ref. RB	5.00%	10/01/2035	3,750	3,909,530
Series 2016 C, Ref. RB	5.00%	02/15/2036	2,500	2,632,460

Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	3,000	3,123,938

Illinois (State of) Finance Authority (Northshore Edward); Series 2020 D, Ref. VRD RB(g)	1.45%	08/15/2057	37,655	37,655,000

Illinois (State of) Finance Authority (Northwestern Memorial Healthcare); Series 2017 B, RB(a)	5.00%	12/15/2022	10,750	10,758,748

Illinois (State of) Finance Authority (University of Chicago Medical); Series 2009 D-1, VRD RB (LOC - PNC Bank N.A.)(g)(h)	1.28%	08/01/2043	18,960	18,960,000

Illinois (State of) Housing Development Authority; Series 2019 C, RB (CEP - GNMA)	4.00%	10/01/2049	5,060	5,063,920

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, RB (INS - NATL)(e)(f)	0.00%	12/15/2032	25,000	16,140,285

Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	4.00%	02/01/2035	7,430	7,437,038

Illinois (State of) Regional Transportation Authority; Series 1997, Ref. RB (INS - NATL)(e)	6.00%	06/01/2023	355	360,864

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB	5.00%	01/01/2038	$20,815	$ 20,838,336
Series 2014 C, RB	5.00%	01/01/2036	8,170	8,403,478
Series 2014 C, RB	5.00%	01/01/2038	1,585	1,625,839
Series 2015 A, RB	5.00%	01/01/2037	1,500	1,546,683
Series 2015 B, RB	5.00%	01/01/2036	10,000	10,415,975

Kane and DeKalb (Counties of), IL Community Unit School District No. 301; Series 2017, GO Bonds	5.00%	01/01/2033	1,235	1,318,365
Long Grove (Village of), IL (Sunset Grove);
Series 2020, Ref. RB	2.50%	01/01/2023	245	244,879
Series 2020, Ref. RB	3.00%	01/01/2026	280	274,533
Series 2020, Ref. RB	3.10%	01/01/2027	290	280,095
Series 2020, Ref. RB	3.25%	01/01/2028	305	295,724
Series 2020, Ref. RB	3.35%	01/01/2029	320	310,498
Series 2020, Ref. RB	3.50%	01/01/2030	330	316,870
Series 2020, Ref. RB	3.60%	01/01/2031	345	331,945
Series 2020, Ref. RB	3.70%	01/01/2032	490	471,109

Railsplitter Tobacco Settlement Authority; Series 2017, RB	5.00%	06/01/2025	7,000	7,339,425

Rosemont (Village of), IL; Series 2017 A, GO Bonds (INS - AGM)(e)	5.00%	12/01/2046	4,000	4,189,457

Sales Tax Securitization Corp.; Series 2017 A, Ref. RB	5.00%	01/01/2026	6,525	6,869,532
Springfield (City of), IL; Series 2015, Ref. RB	5.00%	03/01/2023	2,000	2,011,245
				285,064,158

Indiana–2.26%

Columbus (City of), IN; Series 2016, Ref. RB (INS - BAM)(e)	1.99%	02/15/2027	9,960	9,415,298
Indiana (State of) Finance Authority;
Series 2015, RB	5.00%	03/01/2036	2,480	2,544,988
Series 2016 C, Ref. RB	5.00%	12/01/2025	7,000	7,480,695

Indiana (State of) Finance Authority (Green Bonds); Series 2016 A, RB	5.00%	10/01/2035	2,235	2,380,605
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2010 A, RB	3.00%	11/01/2030	4,350	3,879,046
Series 2012 A, RB	4.25%	11/01/2030	3,335	3,247,292
Series 2012 B, RB	3.00%	11/01/2030	2,000	1,783,469
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 I, Ref. VRD RB (LOC - Barclays Bank PLC)(g)(h)	1.30%	11/01/2037	8,285	8,285,000
Series 2008 J, Ref. VRD RB (LOC - Barclays Bank PLC)(g)(h)	1.30%	11/01/2037	14,925	14,925,000

Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	3,500	3,413,748

Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	01/01/2042	13,450	14,094,747

Indianapolis (City of), IN Department of Public Utilities; Series 2018 A, Ref. RB	5.00%	10/01/2025	1,350	1,432,910

Northern Indiana Commuter Transportation District; Series 2016, RB	5.00%	07/01/2041	1,140	1,186,084
Purdue University; Series 2016 CC, Ref. RB	5.00%	07/01/2023	3,115	3,159,125
				77,228,007

Iowa–1.38%

Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 C, RB	5.00%	09/01/2036	4,380	4,847,920

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)	4.00%	12/01/2032	9,000	8,522,670

Iowa (State of) Finance Authority (Iowa Health System); Series 2018, Ref. RB (SIFMA Municipal Swap Index + 0.58%)(a)(b)(c)	2.43%	01/04/2024	14,235	14,200,474
PEFA, Inc.; Series 2019, RB(a)	5.00%	09/01/2026	19,250	19,723,660
				47,294,724

Kansas–1.02%
Kansas (State of) Development Finance Authority;
Series 2015 G, RB(a)(d)	5.00%	04/01/2023	5,000	5,039,454
Series 2015 G, RB(a)(d)	5.00%	04/01/2023	5,000	5,039,454
Series 2021, Ref. RB(a)	5.00%	11/15/2031	17,450	19,355,939
University of Kansas Hospital Authority (KU Health System); Series 2015, Ref. RB	5.00%	09/01/2045	5,245	5,318,520
				34,753,367

Kentucky–1.59%

Christian (County of), KY (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. RB	5.00%	02/01/2026	1,600	1,640,396

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)

Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(a)(b)	3.25%	02/01/2025	$2,340	$ 2,344,738

Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2025	1,635	1,670,312
Kentucky (Commonwealth of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS - NATL)(e)	5.00%	09/01/2026	2,000	2,119,449
Series 2015 A, Ref. RB (INS - NATL)(e)	5.00%	09/01/2027	3,380	3,563,500
Series 2015 A, Ref. RB (INS - NATL)(e)	5.00%	09/01/2028	2,870	3,031,260

Kentucky (Commonwealth of) Property & Building Commission (No. 112); Series 2016 B, Ref. RB	5.00%	11/01/2026	13,290	14,345,186

Kentucky (Commonwealth of) Property & Building Commission (No. 115); Series 2017, RB	5.00%	04/01/2028	1,000	1,079,882
Kentucky (Commonwealth of) Public Energy Authority;
Series 2018 A, RB(a)	4.00%	04/01/2024	5,000	4,996,826
Series 2018 B, RB(a)	4.00%	01/01/2025	5,000	4,986,992

Kentucky (Commonwealth of) Turnpike Authority (Revitalization); Series 2017 B, Ref. RB	4.00%	07/01/2026	3,750	3,894,216

Louisville & Jefferson (Counties of), KY Metropolitan Sewer District; Series 2017 A, RB	5.00%	05/15/2025	4,025	4,251,100
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.);
Series 2013 A, RB	5.75%	10/01/2038	100	101,704
Series 2013 A, RB	5.75%	10/01/2042	105	106,677
Series 2016 A, Ref. RB	5.00%	10/01/2033	1,740	1,804,692

Trimble (County of), KY (Louisville Gas & Electric); Series 2002 A, Ref. RB	0.63%	09/01/2026	3,375	2,997,039
Western Kentucky University; Series 2012 A, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2032	1,625	1,627,193
				54,561,162

Louisiana–1.28%

Jefferson (Parish of), LA Sales Tax District; Series 2019 A, Ref. RB (INS - AGM)(e)	5.00%	12/01/2024	1,000	1,045,849
Louisiana (State of);
Series 2014 C, Ref. GO Bonds	5.00%	08/01/2025	2,400	2,492,134
Series 2015, RB	5.00%	09/01/2026	2,000	2,115,093
Series 2016 B, Ref. GO Bonds	5.00%	08/01/2025	10,000	10,601,538
Series 2019 A, RB	5.00%	09/01/2026	2,000	2,165,311
Series 2022 A, Ref. RB (SOFR + 0.50%)(a)(b)	3.17%	05/01/2026	3,525	3,422,113

Louisiana (State of) Public Facilities Authority (Franciscan Missionaries); Series 2015, Ref. RB	5.00%	07/01/2039	7,395	7,539,369

Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB	5.00%	07/01/2023	3,250	3,292,075
New Orleans (City of), LA;
Series 2015, RB	5.00%	06/01/2023	700	708,127
Series 2015, RB	5.00%	12/01/2023	600	613,147
Series 2015, RB	5.00%	06/01/2024	400	413,126
Series 2015, RB	5.00%	12/01/2024	750	778,891
Series 2015, RB	5.00%	06/01/2025	500	523,753
Series 2015, RB	5.00%	12/01/2025	825	871,391
Series 2015, RB	5.00%	06/01/2026	250	263,542
Series 2015, RB	5.00%	12/01/2026	500	531,066
Series 2015, RB	5.00%	06/01/2027	350	368,612
Series 2015, RB	5.00%	12/01/2027	750	791,072
Series 2015, Ref. GO Bonds	5.00%	12/01/2022	500	500,000
Series 2015, Ref. GO Bonds	5.00%	12/01/2023	500	511,105
Series 2015, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,041,880

New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 B, Ref. RB (INS - AGM)(e)	5.00%	10/01/2026	200	215,124
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB(a)	2.10%	07/01/2024	3,000	2,901,913
				43,706,231

Maine–0.11%

Lewiston (City of), ME (UBS Financial Services, Inc.); Series 2008 B, GO Bonds (INS - AGM)(e)	5.50%	12/15/2023	950	952,280
Maine (State of) Health & Higher Educational Facilities Authority; Series 2013, RB	5.00%	07/01/2043	2,930	2,940,811
				3,893,091

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–1.18%

Baltimore (City of), MD (Water); Series 2014 A, RB	5.00%	07/01/2034	$3,635	$ 3,758,259
Howard (County of), MD Housing Commission (Social Bonds);
Series 2021 A, Ref. RB	1.20%	06/01/2027	3,000	2,743,669
Series 2021 A, Ref. RB	1.60%	06/01/2029	2,000	1,793,347

Maryland (State of); Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	10,000	10,400,508

Maryland (State of) Health & Higher Educational Facilities Authority; Series 2013 A, RB	5.00%	08/15/2027	2,000	2,024,815

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC - TD Bank N.A.)(g)(h)	1.35%	07/01/2041	3,000	3,000,000

Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	11,920	11,922,297
Washington (State of) Suburban Sanitary Commission; Series 2016 A-3, VRD RB(g)	1.82%	06/01/2023	4,800	4,800,000
				40,442,895

Massachusetts–2.40%
Massachusetts (Commonwealth of);
Series 2015 A, Ref. GO Bonds	5.00%	07/01/2035	10,000	10,465,786
Series 2017 A, GO Bonds	5.00%	04/01/2035	7,000	7,538,182

Massachusetts (Commonwealth of) Department of Transportation; Series 2019 A, Ref. RB	5.00%	01/01/2027	3,000	3,264,288

Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance); Series 2019 A, Ref. RB(a)(d)	5.00%	01/01/2023	4,750	4,759,416
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2005, VRD RB (LOC - Td Bank N.A.)(g)(h)	1.81%	07/01/2040	7,490	7,490,000
Series 2015, Ref. RB	5.00%	08/15/2034	1,750	1,810,991
Series 2019 A, Ref. RB	5.00%	07/01/2025	845	879,745
Series 2019 A, Ref. RB	5.00%	07/01/2027	2,300	2,432,944
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University);
Series 2016 A, Ref. RB	5.00%	07/15/2024	4,735	4,925,208
Series 2016 A, Ref. RB	4.00%	07/15/2036	10,395	10,594,740

Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2025	1,100	1,113,053

Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2024	1,000	1,025,458

Massachusetts (Commonwealth of) Federal Highway Grant Anticipation Note; Series 2017 A, Ref. RB	5.00%	06/15/2027	2,000	2,158,458
Massachusetts (Commonwealth of) School Building Authority;
Series 2015 C, Ref. RB	5.00%	08/15/2037	1,500	1,570,788
Series 2015 D, Ref. RB	5.00%	08/15/2037	15,000	15,707,875
Series 2016 C, Ref. RB	5.00%	11/15/2034	5,000	5,358,508
University of Massachusetts Building Authority; Series 2015-2, Ref. RB	5.00%	11/01/2023	975	996,593
				82,092,033

Michigan–2.17%
Great Lakes Water Authority;
Series 2016 C, Ref. RB	5.00%	07/01/2036	3,560	3,734,732
Series 2018 A, Ref. RB	5.00%	07/01/2024	2,425	2,513,688
Michigan (State of) Building Authority (Facilities Program);
Series 2016 I, Ref. RB	5.00%	04/15/2041	3,450	3,587,114
Series 2019, Ref. RB	5.00%	04/15/2025	2,100	2,216,127
Series 2020, Ref. VRD RB(g)	1.91%	10/15/2042	2,000	2,000,000

Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	11,325	11,483,787

Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2015, RB	5.00%	07/01/2035	7,830	8,063,892
Michigan (State of) Finance Authority (Henry Ford Health System);
Series 2016, Ref. RB	5.00%	11/15/2032	2,725	2,845,626
Series 2016, Ref. RB	5.00%	11/15/2037	4,235	4,364,487

Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014, Ref. RB	3.88%	10/01/2023	2,000	1,999,658

Michigan (State of) Finance Authority (McLaren Health Care); Series 2015, Ref. RB	5.00%	05/15/2038	5,000	5,108,536

Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017, Ref. RB	5.00%	12/01/2035	1,785	1,883,586

Portage Public Schools; Series 2016, Ref. GO Bonds	5.00%	11/01/2035	1,300	1,368,781

Rochester Community School District; Series 2016 I, GO Bonds	5.00%	05/01/2035	2,350	2,468,910

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Wayne (County of), MI Airport Authority;
Series 2021 A, RB	5.00%	12/01/2034	$1,650	$ 1,844,427
Series 2021 A, RB	5.00%	12/01/2036	1,685	1,852,688
Series 2021 A, RB	5.00%	12/01/2038	2,000	2,184,582
Series 2021 A, RB	5.00%	12/01/2039	1,855	2,017,032
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport);
Series 2012 A, RB	5.00%	12/01/2037	830	830,759
Series 2012 A, RB	5.00%	12/01/2042	5,220	5,221,703

Wayne (County of), MI Airport Authority (Detroit Michigan Wayne County Airport); Series 2015 D, RB	5.00%	12/01/2040	2,890	2,933,310
Wayne State University;
Series 2015 A, Ref. RB	5.00%	11/15/2033	1,500	1,543,896
Series 2018 A, RB	5.00%	11/15/2038	2,220	2,315,628
				74,382,949

Minnesota–0.73%
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2023	500	504,367
Series 2017, Ref. RB	5.00%	05/01/2024	1,200	1,231,869
Series 2017, Ref. RB	5.00%	05/01/2025	800	829,610
Minneapolis & St. Paul (Cities of), MN Housing & Redevelopment Authority (Allina Health System);
Series 2009 B-2, VRD RB (LOC - JPMorgan Chase Bank, N.A.)(g)(h)	1.40%	11/15/2035	15,100	15,100,000
Series 2017 A, Ref. RB	5.00%	11/15/2024	1,780	1,854,000
Series 2019, Ref. RB	5.00%	11/15/2024	1,900	1,978,989
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission;
Series 2016 B, Ref. RB	5.00%	01/01/2023	1,000	1,002,089
Series 2016 C, RB	5.00%	01/01/2023	225	225,461
Series 2016 C, RB	5.00%	01/01/2024	200	205,163
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC - U.S. Bank N.A.)(g)(h)	1.40%	04/01/2037	1,940	1,940,000
				24,871,548

Mississippi–0.28%

Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2016, RB	5.00%	09/01/2036	7,000	7,081,244
Mississippi (State of) Hospital Equipment & Facilities Authority (Forrest Co. General Hospital);
Series 2019 B, Ref. RB	5.00%	01/01/2024	400	408,388
Series 2019 B, Ref. RB	5.00%	01/01/2025	1,105	1,144,686
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2010 J, VRD RB(g)	1.36%	11/01/2035	1,000	1,000,000
				9,634,318

Missouri–1.42%
Kansas City (City of), MO;
Series 2017 C, Ref. RB	5.00%	09/01/2023	1,500	1,526,711
Series 2017 C, Ref. RB	5.00%	09/01/2024	2,675	2,782,083
Missouri (State of) Health & Educational Facilities Authority;
Series 2014 G, VRD RB(g)	1.87%	06/01/2044	7,000	7,000,000
Series 2016, Ref. RB	5.00%	11/15/2031	2,740	2,873,072
Missouri (State of) Health & Educational Facilities Authority (Coxhealth);
Series 2015 A, Ref. RB	5.00%	11/15/2033	7,535	7,842,457
Series 2015 A, Ref. RB	5.00%	11/15/2034	3,200	3,322,570
Missouri (State of) Health & Educational Facilities Authority (Mercy Health);
Series 2012, RB	4.00%	11/15/2042	690	648,400
Series 2018 A, Ref. RB	5.00%	06/01/2026	120	127,630

Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2); Series 2014 A, Ref. RB	5.00%	01/01/2032	1,470	1,496,735
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State);
Series 2015 A, Ref. RB	5.00%	06/01/2027	2,600	2,712,677
Series 2015 A, Ref. RB	5.00%	12/01/2027	1,140	1,188,012

North Kansas City School District No. 74 (Missouri Direct Deposit Program); Series 2022, GO Bonds	5.25%	03/01/2038	2,500	2,879,138

Pattonville R-3 School District; Series 2018 A, GO Bonds	5.00%	03/01/2037	2,095	2,202,324

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	5.00%	09/01/2032	$1,020	$ 977,374
Series 2013 A, RB	5.00%	09/01/2023	305	305,598
Tender Option Bond Trust Receipts/Certificates; Series 2018, VRD RB(c)(g)	1.97%	05/15/2041	10,895	10,895,000
				48,779,781

Nebraska–0.53%

Douglas (County of), NE (Creighton University); Series 2021, Ref. RB (SIFMA Municipal Swap Index + 0.53%)(a)(b)	2.38%	09/01/2026	7,930	7,805,284

Nebraska (State of) Public Power District; Series 2016 B, Ref. RB	5.00%	01/01/2036	3,500	3,657,585

Omaha (City of), NE; Series 2014, RB	5.00%	11/15/2034	85	88,320
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2015, Ref. RB	5.00%	01/01/2031	6,385	6,606,494
				18,157,683

Nevada–0.77%
Clark County School District;
Series 2015 C, Ref. GO Bonds (INS - BAM)(e)	5.00%	06/15/2027	4,000	4,253,831
Series 2022 A, GO Bonds	5.25%	06/15/2035	11,200	12,822,693
Las Vegas Valley Water District;
Series 2016 B, Ref. GO Bonds	5.00%	06/01/2036	3,750	3,962,913
Series 2022 D, GO Bonds	5.00%	06/01/2036	1,855	2,100,057
Sparks (City of), NV (Tourism Improvement District No. 1);
Series 2019 A, Ref. RB(c)	2.50%	06/15/2024	315	304,683
Series 2019 A, Ref. RB(c)	2.75%	06/15/2028	3,235	2,869,265
				26,313,442

New Hampshire–0.52%
New Hampshire (State of) Business Finance Authority;
Series 2022-1, Class A	4.38%	09/20/2036	8,457	8,099,251
Series 2022-2A, RB	4.00%	10/20/2036	6,861	6,327,263
New Hampshire (State of) Health and Education Facilities Authority; Series 2016, Ref. RB	5.50%	06/01/2036	3,250	3,366,476
				17,792,990

New Jersey–4.63%
New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB	5.00%	06/15/2035	1,450	1,506,067
Series 2017 A, Ref. RB (INS - BAM)(e)	5.00%	07/01/2027	13,205	14,077,361
New Jersey (State of) Educational Facilities Authority;
Series 2014 A, RB	5.00%	07/01/2032	1,010	1,034,344
Series 2015 D, Ref. RB	5.00%	07/01/2034	2,090	2,156,803

New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.); Series 2008 B, VRD RB (LOC - Bank Of America N.A.)(g)(h)	1.83%	07/01/2036	13,940	13,940,000

New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2016, Ref. RB	5.00%	07/01/2033	1,000	1,044,363
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group);
Series 2016 A, Ref. RB	5.00%	07/01/2031	5,195	5,536,506
Series 2019 B-1, Ref. RB(a)	5.00%	07/01/2024	5,340	5,496,748

New Jersey (State of) Housing & Mortgage Finance Agency; Series 2022 I, RB	5.00%	10/01/2053	12,000	12,462,181
New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 B, RB (INS - AMBAC)(e)	5.25%	12/15/2023	505	517,027
Series 2010 D, RB	5.25%	12/15/2023	3,305	3,383,713
Series 2016 A-1, RN	5.00%	06/15/2024	4,500	4,642,326
Series 2016 A-1, RN	5.00%	06/15/2028	1,140	1,203,359
Series 2016, RN	5.00%	06/15/2030	2,025	2,132,285
Series 2018 A, Ref. RB	5.00%	12/15/2025	5,000	5,284,403
Series 2018 A, Ref. RB	5.00%	12/15/2027	2,500	2,712,283
Series 2018 A, Ref. RN	5.00%	06/15/2023	8,500	8,599,923
Series 2018 A, Ref. RN	5.00%	06/15/2024	8,750	9,026,746
Series 2018 A, Ref. RN	5.00%	06/15/2029	5,000	5,270,246
Series 2019, Ref. RB	5.00%	12/15/2027	10,250	11,120,360

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Turnpike Authority;
Series 2005 D-4, RB (INS - AGM)(e)	5.25%	01/01/2026	$5,000	$ 5,342,223
Series 2014 A, RB	5.00%	01/01/2034	13,215	13,608,524
Series 2015 E, RB	5.00%	01/01/2032	3,310	3,448,662
Series 2017 A-1, RB	5.00%	01/01/2034	10,000	10,741,001
Series 2017 C-6, Ref. RB (70% of 1 mo. USD LIBOR + 0.75%)(a)(b)	3.63%	01/01/2023	10,000	10,002,023
Tender Option Bond Trust Receipts/Certificates; Series 2022, VRD RB(c)(g)	1.91%	01/01/2052	3,040	3,040,000
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2025	1,000	1,033,480
				158,362,957

New Mexico–0.39%
Albuquerque (City of) & Bernalillo (County of), NM Water Utility Authority; Series 2015, Ref. RB	5.00%	07/01/2023	5,170	5,243,535
Albuquerque Municipal School District No. 12; Series 2017, GO Bonds	5.00%	08/01/2030	1,250	1,345,362
Farmington (City of), NM (Southern California Edison); Series 2005 B, Ref. RB	1.80%	04/01/2029	8,000	6,784,478
				13,373,375

New York–9.94%
Hempstead (Town of), NY; Series 2019 B, Ref. GO Bonds	5.00%	08/01/2024	1,215	1,265,077
Jefferson Civic Facility Development Corp. (Samaritan Medical Center);
Series 2017 A, Ref. RB	5.00%	11/01/2023	1,185	1,199,099
Series 2017 A, Ref. RB	5.00%	11/01/2024	1,245	1,271,477
Long Island (City of), NY Power Authority;
Series 2014, Ref. RB (1 mo. USD LIBOR + 0.75%)(a)(b)	3.63%	10/01/2023	4,125	4,125,026
Series 2016 B, Ref. RB	5.00%	09/01/2024	2,485	2,586,643
Series 2017, RB	5.00%	09/01/2025	1,000	1,062,728
Series 2019 B, RB(a)	1.65%	09/01/2024	4,000	3,863,188
Metropolitan Transportation Authority;
Series 2014 C, RB	5.00%	11/15/2023	5,000	5,076,104
Series 2016 A, Ref. RB	5.25%	11/15/2034	5,600	6,032,290
Series 2016 C-1, RB	5.00%	11/15/2025	2,125	2,211,995
Subseries 2012 G-1, VRD Ref. RB (LOC - Barclays Bank PLC)(g)(h)	1.30%	11/01/2032	13,950	13,950,000
Subseries 2012 G2, Ref. VRD RB (LOC - Td Bank N.A.)(g)(h)	1.81%	11/01/2032	9,855	9,855,000
Subseries 2015 E-1, VRD RB (LOC - Barclays Bank PLC)(g)(h)	1.30%	11/15/2050	17,250	17,250,000
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	5.00%	11/15/2027	9,000	9,379,972
Series 2016 A-2, Ref. RB	5.00%	11/15/2023	1,000	1,015,221
Series 2017 B, Ref. RB	5.00%	11/15/2024	8,905	9,163,574
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	3,000	3,045,662
Series 2018 B, Ref. RB	5.00%	11/15/2023	5,000	5,076,104
Series 2020 E, Ref. RB	5.00%	11/15/2027	3,750	3,938,989
Series 2020 E, Ref. RB	5.00%	11/15/2028	4,000	4,178,258
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2040	1,500	1,269,848
Nassau (County of), NY; Series 2016 C, GO Bonds	5.00%	04/01/2033	5,030	5,311,447
New York (City of), NY;
Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	8,050	8,371,070
Subseries 2014 I-2, VRD GO Bonds(g)	1.40%	03/01/2040	8,900	8,900,000
Subseries 2015 F, VRD GO Bonds(g)	1.40%	06/01/2044	10,000	10,000,000
Subseries 2015 F-5, VRD GO Bonds(g)	1.30%	06/01/2044	4,655	4,655,000
Subseries 2016 A-1, GO Bonds	5.00%	08/01/2034	3,855	4,096,533
Subseries 2022 B-1, GO Bonds	5.00%	10/01/2036	1,495	1,683,916
Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	4,500	5,078,038
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.87%) (INS - FGIC)(b)(e)	8.62%	03/01/2025	1,025	1,043,127
Series 2006, RB (CPI Rate + 0.88%) (INS - FGIC)(b)(e)	8.63%	03/01/2026	2,725	2,790,489
Series 2006, RB (CPI Rate + 0.89%) (INS - FGIC)(b)(e)	8.64%	03/01/2027	5,500	5,662,502
New York (City of), NY Municipal Water Finance Authority;
Series 2014 BB, RB	5.00%	06/15/2046	10,120	10,204,433
Series 2016 CC, Ref. RB	5.00%	06/15/2046	4,000	4,141,295
Series 2018 BB, VRD RB(g)	1.81%	06/15/2051	2,000	2,000,000

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2014 B-1, RB	5.00%	08/01/2033	$5,000	$ 5,159,710
Series 2015 A4, VRD RB(g)	1.36%	08/01/2041	1,000	1,000,000
Series 2015, RB	5.00%	07/15/2037	1,055	1,084,588
Series 2016 B-1, RB	5.00%	08/01/2036	10,000	10,509,803
Series 2022 A-1, RB	5.00%	08/01/2035	3,500	4,000,373
Series 2022 A-1, RB	5.00%	08/01/2036	4,000	4,522,400
Series 2022 B, Ref. RB	5.25%	11/01/2035	15,000	17,551,402
Subseries 2015 B-1, RB	5.00%	11/01/2037	2,825	2,940,437
New York (State of) Dormitory Authority;
Series 2013 A, RB(a)(d)	5.00%	02/15/2023	5,370	5,397,868
Series 2013 A, RB(a)(d)	5.00%	02/15/2023	5	5,025
Series 2014 C, RB	5.00%	03/15/2039	2,270	2,318,115
Series 2015 B, RB	5.00%	02/15/2032	1,115	1,164,478
Series 2015 B-B, RB	5.00%	03/15/2035	6,965	7,330,887
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2024	1,250	1,276,643
Series 2018 A, Ref. RB	5.00%	08/01/2025	3,000	3,068,451
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS - NATL)(e)	5.75%	07/01/2027	1,505	1,623,097
New York (State of) Dormitory Authority (North Shore-Long Island Jewish Obligated Group); Series 2015 A, Ref. RB	5.00%	05/01/2037	1,000	1,020,849
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2019 B-2, RB(a)	5.00%	05/01/2024	4,000	4,072,184
New York (State of) Housing Finance Agency (Sustainability Bonds); Series 2021 D-2, RB(a)	0.65%	11/01/2025	4,000	3,648,130
New York (State of) Mortgage Agency (Social Bonds); Series 2021, RB	3.25%	10/01/2051	3,995	3,878,327
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2025	780	816,033
Series 2018 L, Ref. RB	5.00%	01/01/2026	1,000	1,066,124
New York (State of) Utility Debt Securitization Authority; Series 2016 A, Ref. RB	5.00%	12/15/2035	7,000	7,459,043
New York City Housing Development Corp. (Sustainability Bonds); Series 2020 I-2, RB (CEP - Federal Housing Administration)(a)	0.70%	05/01/2025	5,000	4,661,132
New York City Housing Development Corp. (Sustainable Development); Series 2021 F-2, RB (CEP - Federal Housing Administration)(a)	0.60%	07/01/2025	2,000	1,844,406
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center);
Series 2021 A, Ref. RB	0.95%	11/15/2027	3,000	2,529,432
Series 2021 A, Ref. RB	1.20%	11/15/2028	1,000	831,426
Series 2021 A, Ref. RB	1.45%	11/15/2029	2,370	1,947,379
Series 2021 A, Ref. RB	1.70%	11/15/2030	2,200	1,768,267
Series 2021 A, Ref. RB	1.90%	11/15/2031	1,000	799,562
New York State Environmental Facilities Corp.; Series 2015 A, Ref. RB	5.00%	06/15/2034	6,675	7,003,271
New York State Urban Development Corp.;
Series 2017 A, Ref. RB	5.00%	03/15/2024	10,000	10,311,637
Series 2017 C-2, Ref. RB	5.00%	03/15/2032	1,000	1,085,848
Suffolk Tobacco Asset Securitization Corp.;
Series 2021, Ref. RB	0.45%	06/01/2031	350	348,583
Series 2021, Ref. RB	4.00%	06/01/2050	1,500	1,502,170
Triborough Bridge & Tunnel Authority;
Series 2005 A, VRD RB (LOC - Barclays Bank PLC)(g)(h)	1.83%	11/01/2041	20,250	20,250,000
Series 2012 A, RB	5.00%	11/15/2038	830	831,598
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2024	4,500	4,606,170
Series 2017 A, Ref. RB	5.00%	06/01/2025	5,000	5,188,046
Westchester County Local Development Corp.; Series 2021, Ref. RB(c)	2.88%	07/01/2026	3,370	3,250,665
				340,427,664

North Carolina–2.78%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health);
Series 2018 E, RB(a)	0.80%	10/31/2025	5,000	4,699,074
Series 2018 G, VRD RB(g)	1.40%	01/15/2048	4,765	4,765,000
Series 2018 H, VRD RB(g)	1.40%	01/15/2048	2,000	2,000,000
Series 2021, Ref. VRD RB (LOC - Royal Bank Of Canada)(g)(h)	1.30%	01/15/2042	17,500	17,500,000

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems);
Series 2007 B, Ref. VRD RB(g)	1.40%	01/15/2038	$1,900	$ 1,900,000
Series 2007 C, Ref. VRD RB(g)	1.40%	01/15/2037	7,975	7,975,000
Series 2013 A, Ref. RB	5.00%	01/15/2039	9,540	9,545,074
Columbus (County of), NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2019, Ref. RB(a)	2.00%	10/01/2024	850	817,505
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group);
Series 2004 A, VRD RB(g)	1.75%	11/01/2034	17,000	17,000,000
Series 2013, Ref. RB	5.00%	11/01/2046	4,260	4,263,546
North Carolina (State of) Medical Care Commission (Wake Forest Baptist Obligated Group); Series 2012 A, RB	4.00%	12/01/2045	230	222,941
North Carolina (State of) Municipal Power Agency No. 1 (Catawba); Series 2015 A, Ref. RB	5.00%	01/01/2028	1,615	1,713,082
North Carolina (State of) Turnpike Authority;
Series 2017, Ref. RB (INS - AGM)(e)	5.00%	01/01/2024	1,150	1,176,586
Series 2017, Ref. RB	5.00%	01/01/2025	2,025	2,063,331
Series 2017, Ref. RB (INS - AGM)(e)	5.00%	01/01/2026	1,350	1,429,832
Series 2020 B, RB	5.00%	02/01/2024	17,645	18,062,513
				95,133,484

Ohio–2.34%
Akron, Bath & Copley Joint Township Hospital District (Children’s Hospital Medical Center); Series 2013, RB(a)(d)	5.00%	05/15/2023	5,695	5,756,464
American Municipal Power, Inc. (AMP Fremont Energy Center); Series 2017 A, Ref. RB	5.00%	02/15/2027	5,000	5,400,993
American Municipal Power, Inc. (Prairie State Energy);
Series 2015 A, Ref. RB	5.00%	02/15/2029	2,500	2,561,038
Series 2015 A, Ref. RB	5.00%	02/15/2039	4,000	4,049,766
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2039	3,010	3,052,374
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2016, Ref. RB	5.00%	11/01/2033	2,610	2,768,864
Franklin (County of), OH (OhioHealth Corp.); Series 2011 B, Ref. RB(a)	5.00%	05/15/2023	4,685	4,730,351
Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(a)	4.38%	06/15/2026	1,500	1,380,907
Miami University (A State University of Ohio);
Series 2014, Ref. RB	5.00%	09/01/2023	1,465	1,490,759
Series 2017, Ref. RB	5.00%	09/01/2023	1,995	2,030,078
Ohio (State of);
Series 2017 A, GO Bonds	5.00%	09/01/2036	5,000	5,117,737
Series 2019 A, GO Bonds	5.00%	05/01/2036	6,000	6,454,622
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2017, Ref. RB	5.00%	01/01/2026	1,205	1,284,312
Series 2019 E, VRD RB(g)	0.01%	01/01/2052	1,900	1,900,000
Ohio (State of) (University Hospitals Health System, Inc.); Series 2016, Ref. RB	5.00%	01/15/2036	2,500	2,571,535
Ohio (State of) Air Quality Development Authority (Duke Energy Corp.); Series 2020 B, Ref. RB(a)	4.00%	06/01/2027	10,000	10,025,357
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.);
Series 2014, RB(a)	2.40%	10/01/2029	4,500	3,981,347
Series 2019 A, Ref. PCR	3.25%	09/01/2029	7,500	6,902,299
Ohio (State of) Higher Educational Facility Commission;
Series 2015, Ref. RB	5.00%	07/01/2041	2,500	2,558,014
Series 2017, RB	5.00%	07/01/2042	1,505	1,564,867
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2015 A, Ref. RB	5.00%	12/01/2036	2,135	2,211,456
Ohio (State of) Housing Finance Agency;
Series 2017 A, RB (CEP - GNMA)	4.10%	03/01/2042	540	525,988
Series 2018 A, RB (CEP - GNMA)	4.00%	09/01/2048	785	765,765
Warren (County of), OH Port Authority (Corridor 75 Park); Series 2022 B, RB	4.75%	12/01/2034	1,095	1,088,630
				80,173,523

Oklahoma–0.11%
Grand River Dam Authority; Series 2016 A, Ref. RB	5.00%	06/01/2024	2,500	2,586,136
Oklahoma (State of) Turnpike Authority; Second Series 2017 C, RB	5.00%	01/01/2035	1,000	1,069,092
				3,655,228

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–1.09%
Multnomah (County of), OR; Series 2017, GO Bonds	5.00%	06/01/2023	$6,960	$ 7,051,193
Multnomah (County of), OR Hospital Facilities Authority (Green Bonds);
Series 2021 B, Ref. RB	1.20%	06/01/2028	1,100	936,084
Series 2021 B2, Ref. RB	0.95%	06/01/2027	2,835	2,474,821
Oregon (State of);
Series 2020 J, Ref. VRD GO Bonds(g)	1.28%	06/01/2039	2,475	2,475,000
Series 2020 M, VRD GO Bonds(g)	1.28%	12/01/2044	500	500,000
Oregon (State of) Department of Transportation;
Series 2017 C, Ref. RB	5.00%	11/15/2025	3,525	3,761,601
Series 2017 C, Ref. RB	5.00%	11/15/2026	2,000	2,174,258
Oregon (State of) Lottery;
Series 2022 A, RB	5.00%	04/01/2035	2,815	3,235,879
Series 2022 A, RB	5.00%	04/01/2036	4,800	5,490,090
Oregon Health & Science University; Series 2016 B, Ref. RB	5.00%	07/01/2036	2,000	2,106,191
Portland (City of), OR; Series 2020 A, Ref. RB	5.00%	05/01/2035	1,740	1,939,166
Salem-Keizer School District No. 24J; Series 2009 B, GO Bonds (CEP - Oregon School Bond Guaranty)(f)	0.00%	06/15/2023	2,500	2,465,048
Washington & Multnomah (Counties Of), OR School District No. 48J Beaverton; Series 2017 D, GO Bonds (CEP -Oregon School Bond Guaranty)	5.00%	06/15/2035	2,170	2,342,410
Yamhill (County of), OR Hospital Authority (Friendsview); Series 2021 B-2, RB	2.13%	11/15/2027	500	445,533
				37,397,274

Pennsylvania–3.55%
Allegheny (County of), PA; Series 2000 C51, VRD GO Bonds (LOC - PNC Bank N.A.)(g)(h)	1.85%	05/01/2027	755	755,000
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University);
Series 2008 A, Ref. VRD RB(g)	1.28%	12/01/2037	4,125	4,125,000
Series 2022, Ref. RB (SOFR + 0.29%)(a)(b)	2.96%	08/01/2027	1,000	954,451
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018, Ref. RB	5.00%	04/01/2033	3,800	4,048,512
Canon Mcmillan School District; Series 2014 D, GO Bonds (INS - BAM)(e)	5.00%	12/15/2037	3,000	3,089,473
Commonwealth Financing Authority;
Series 2015 A, RB	5.00%	06/01/2034	6,000	6,254,159
Series 2018, RB	5.00%	06/01/2025	5,500	5,762,633
Series 2018, RB	5.00%	06/01/2026	2,000	2,129,898
Delaware River Port Authority; Series 2013, RB	5.00%	01/01/2037	3,500	3,536,810
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2008 D, VRD RB (LOC - JP Morgan Chase Bank N.A.)(g)(h)	1.50%	07/01/2034	4,380	4,380,000
Lancaster (County of), PA Hospital Authority (University of Pennsylvania); Series 2016 A, Ref. RB	5.00%	08/15/2042	4,775	4,945,993
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2023	1,050	1,065,564
Series 2018 A, Ref. RB	5.00%	09/01/2024	1,000	1,031,022
Pennsylvania (Commonwealth of);
First Series 2016, Ref. GO Bonds	5.00%	09/15/2026	5,000	5,407,747
Series 2018 A, Ref. COP	5.00%	07/01/2023	500	506,618
Series 2018 A, Ref. COP	5.00%	07/01/2025	500	527,024
Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2013, RB	5.00%	07/01/2033	1,405	1,415,811
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.00%	09/01/2039	5,000	5,097,244
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2021, Ref. RB	3.00%	10/01/2051	10,167	9,895,182
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2011 A, RB	5.00%	12/01/2022	1,500	1,500,000
Series 2011 A, RB	5.00%	12/01/2023	1,500	1,535,254
Series 2016 B, Ref. RB	5.00%	06/01/2033	1,345	1,402,768
Series 2016, Ref. RB	5.00%	12/01/2033	2,000	2,142,999
Series 2016, Ref. RB	5.00%	12/01/2034	2,525	2,692,861
Series 2019 A, RB	5.00%	12/01/2026	1,000	1,075,045
Series 2019 A, RB	5.00%	12/01/2027	1,500	1,633,764
Series 2019 A, RB	5.00%	12/01/2029	2,000	2,237,172
Series 2019, Ref. VRD RB (LOC - Td Bank N.A.)(g)(h)	1.81%	12/01/2038	5,000	5,000,000
Series 2020, Ref. VRD RB (LOC - TD Bank, N.A.)(g)(h)	1.81%	12/01/2039	11,275	11,275,000

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Series 2022 A, Ref. RB	5.00%	12/01/2035	$1,500	$ 1,706,495
Series 2022 A, Ref. RB	5.00%	12/01/2036	1,455	1,635,152
Pennsylvania State University (The); Series 2015 B, Ref. RB	5.00%	09/01/2034	1,000	1,052,125
Philadelphia (City of), PA;
Series 2015, Ref. RB	5.00%	08/01/2023	4,000	4,054,822
Series 2019 B, GO Bonds	5.00%	02/01/2024	850	873,960
Series 2019 B, GO Bonds	5.00%	02/01/2025	1,000	1,044,071
Series 2019 B, GO Bonds	5.00%	02/01/2026	1,200	1,273,426
Pocono Mountains Industrial Park Authority (St. Luke’s Hospital-Monroe); Series 2015, RB	5.00%	08/15/2040	11,875	12,009,766
Tender Option Bond Trust Receipts/Certificates; Series 2022, VRD RB(c)(g)	1.88%	06/01/2044	2,500	2,500,000
				121,572,821

Puerto Rico–1.57%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	60	60,019
Series 2002, RB	5.50%	05/15/2039	7,000	6,982,521
Series 2002, RB	5.63%	05/15/2043	900	900,242
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	12,497	12,551,361
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	5,233	5,308,837
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (Acquired 03/30/2020; Cost $300,000) (INS - NATL)(e)(i)	5.00%	07/01/2025	300	301,205
Series 2005 RR, RB (Acquired 01/06/2021; Cost $4,000,000) (INS - SGI)(e)(i)	5.00%	07/01/2026	4,000	4,015,216
Series 2005 SS, Ref. RB (Acquired 05/19/2020; Cost $5,645,000) (INS - NATL)(e)(i)	5.00%	07/01/2024	5,645	5,667,676
Series 2005 SS, Ref. RB (Acquired 04/24/2020; Cost $355,000) (INS - NATL)(e)(i)	5.00%	07/01/2025	355	356,426
Series 2007 TT, RB (Acquired 04/24/2020; Cost $225,000) (INS - NATL)(e)(i)	5.00%	07/01/2023	225	226,206
Series 2007 TT, RB (Acquired 04/24/2020-08/10/2020; Cost $270,000) (INS - NATL)(e)(i)	5.00%	07/01/2026	270	269,639
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB (INS - NATL)(e)	4.75%	07/01/2038	1,220	1,173,159
Series 2002 D, RB (INS - AGM)(e)	5.00%	07/01/2027	615	619,116
Series 2002 D, RB (INS - AGM)(e)	5.00%	07/01/2032	435	432,833
Series 2003, RB (INS - AGC)(e)	5.00%	07/01/2028	1,070	1,077,160
Series 2004 J, RB (INS - NATL)(e)	5.00%	07/01/2029	1,575	1,571,442
Series 2007 M, RB (INS - AGC)(e)	5.00%	07/01/2032	160	159,608
Series 2007 M, RB (INS - AGC)(e)	5.00%	07/01/2037	280	279,070
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2024	7,603	7,069,108
Series 2018 A-1, RB(f)	0.00%	07/01/2027	5,752	4,636,026
				53,656,870

Rhode Island–0.27%
Rhode Island Health and Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, RB (INS - AGC)(e)	5.25%	09/15/2029	1,100	1,101,350
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,145	1,175,945
Series 2015 A, Ref. RB	5.00%	06/01/2027	6,810	6,990,904
				9,268,199

South Carolina–0.97%
Coastal Carolina University; Series 2014, RB	5.00%	06/01/2034	1,355	1,389,186
Patriots Energy Group Financing Agency; Series 2018 A, RB(a)	4.00%	02/01/2024	8,750	8,782,653
SCAGO Educational Facilities Corp. for Pickens School District; Series 2015, Ref. RB	5.00%	12/01/2026	2,250	2,357,273
South Carolina (State of) Jobs-Economic Development Authority; Series 2020, RB(a)	5.00%	10/01/2025	5,000	5,258,219
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2018 A, Ref. RB	5.00%	05/01/2025	1,500	1,563,662
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	05/01/2024	1,000	1,027,117
Series 2018 C, VRD RB(g)	2.39%	05/01/2048	10,000	10,000,000
Tender Option Bond Trust Receipts/Certificates; Series 2020, VRD RB(c)(g)	1.97%	12/01/2042	2,700	2,700,000
				33,078,110

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Dakota–0.18%
South Dakota Conservancy District;
Series 2014, RB	5.00%	08/01/2031	$3,020	$ 3,131,428
Series 2014, RB	5.00%	08/01/2032	2,765	2,864,730
				5,996,158

Tennessee–2.37%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	07/01/2023	1,800	1,822,260
Series 2018 A, Ref. RB	5.00%	07/01/2034	3,695	3,708,213
Metropolitan Nashville Airport Authority (The); Series 2015 A, RB	5.00%	07/01/2045	4,000	4,075,429
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2035	20,330	20,955,666
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2024	1,840	1,894,799
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2023	39,950	40,287,018
Series 2018, RB(a)	4.00%	11/01/2025	3,420	3,404,993
Tennessee Housing Development Agency; Series 2022, RB	5.50%	01/01/2053	4,750	5,050,884
				81,199,262

Texas–12.63%
Arlington Higher Education Finance Corp. (Basis Texas Charter School); Series 2021, RB(a)(c)	4.50%	06/15/2026	1,400	1,340,377
Aubrey Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	1,600	1,821,140
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	2,250	2,542,198
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	2,550	2,856,555
Austin (City of), TX;
Series 2012, RB	4.00%	11/15/2037	300	300,050
Series 2017, Ref. RB	5.00%	11/15/2031	1,000	1,075,787
Series 2022, Ref. RB	5.00%	11/15/2034	825	957,587
Series 2022, Ref. RB	5.00%	11/15/2035	1,250	1,442,333
Series 2022, Ref. RB	5.00%	11/15/2036	1,500	1,721,965
Series 2022, Ref. RB	5.00%	11/15/2037	1,250	1,428,704
Series 2022, Ref. RB	5.00%	11/15/2038	1,750	1,991,007
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2025	500	508,066
Series 2017, Ref. RB	5.00%	01/01/2025	400	400,840
Austin Independent School District; Series 2022 B, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	2,080	2,427,736
Bridge City Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	2,385	2,707,246
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	1,610	1,814,088
Central Texas Regional Mobility Authority; Series 2021 B, RB	5.00%	01/01/2033	1,225	1,351,448
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	5.00%	08/15/2023	200	202,663
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2013 D, Ref. RB	5.00%	11/01/2033	1,000	1,016,519
Series 2022 B, Ref. RB	5.00%	11/01/2035	1,000	1,130,901
Series 2022 B, Ref. RB	5.00%	11/01/2038	4,500	4,969,737
Denton (City of), TX; Series 2017, RB	5.00%	12/01/2035	3,240	3,437,602
Denton Independent School District; Series 2015, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2024	6,685	6,956,383
Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP - Texas Permanent School Fund)	6.00%	02/15/2028	10,020	10,921,915
Forney Independent School District;
Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	2,000	2,269,130
Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	2,000	2,258,082
Frisco Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2025	2,500	2,652,428
Galveston Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2037	1,750	1,922,811
Garland (City of), TX; Series 2016 B, RB	5.00%	03/01/2034	1,000	1,055,291

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Grand Parkway Transportation Corp. (TELA Supported); Series 2018 B, RB(a)	5.00%	10/01/2023	$5,000	$ 5,076,225
Harris (County of), TX;
Series 2015 A, Ref. GO Bonds	5.00%	10/01/2031	4,555	4,828,356
Series 2015 A, Ref. GO Bonds	5.00%	10/01/2036	3,855	4,051,947
Series 2016 A, Ref. RB	5.00%	08/15/2034	1,685	1,795,798
Harris (County of), TX Metropolitan Transit Authority; Series 2017 B, Ref. RB	5.00%	11/01/2025	3,040	3,238,882
Harris County Cultural Education Facilities Finance Corp.;
Series 2017, Ref. RB	5.00%	11/15/2033	3,675	4,007,002
Series 2019 A, Ref. RB (1 mo. USD LIBOR + 0.65%)(a)(b)	3.53%	07/01/2024	8,000	8,011,195
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2013 A, Ref. RB	5.00%	12/01/2023	1,625	1,627,988
Harris County Flood Control District;
Series 2022 A, GO Bonds	5.00%	10/01/2034	3,000	3,466,985
Series 2022 A, GO Bonds	5.00%	10/01/2035	2,600	2,974,310
Series 2022 A, GO Bonds	5.25%	10/01/2036	2,100	2,427,713
Series 2022 A, GO Bonds	5.25%	10/01/2037	2,500	2,878,504
Hays Consolidated Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2037	1,000	1,037,547
Houston (City of), TX;
Series 2004 B-6, Ref. VRD RB (LOC - Sumitomo Mitsui Banking)(g)(h)	1.86%	05/15/2034	150	150,000
Series 2014 C, Ref. RB	5.00%	05/15/2024	3,685	3,814,192
Series 2015 A, Ref. RB	5.00%	11/15/2036	41,290	43,286,937
Series 2016 A, Ref. GO Bonds	5.00%	03/01/2024	3,060	3,152,580
Series 2017 A, Ref. GO Bonds	5.00%	03/01/2029	6,000	6,514,431
Houston Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2025	3,750	3,935,259
Leander Independent School District; Series 2014 D, Ref. GO Bonds (CEP - Texas Permanent School Fund)(f)	0.00%	08/15/2027	5,675	4,846,343
Lower Colorado River Authority;
Series 2013, Ref. RB	5.00%	05/15/2039	2,500	2,512,940
Series 2015, Ref. RB	5.00%	05/15/2040	3,770	3,865,127
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2018, Ref. RB	5.00%	05/15/2023	1,900	1,922,009
Series 2018, Ref. RB	5.00%	05/15/2024	2,430	2,510,260
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2021, Ref. RB(c)	4.00%	08/15/2026	660	648,162
Series 2021, Ref. RB(c)	4.00%	08/15/2027	520	507,126
Series 2021, Ref. RB(c)	4.00%	08/15/2028	540	522,564
Series 2021, Ref. RB(c)	4.00%	08/15/2030	1,405	1,335,861
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The)); Series 2022 B3, RB	4.25%	10/01/2026	3,500	3,445,178
North East Texas Regional Mobility Authority; Series 2016, RB	5.00%	01/01/2026	1,870	1,910,793
North Texas Tollway Authority; Series 2015 A, Ref. RB	5.00%	01/01/2035	7,000	7,212,932
Northside Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)(a)	2.00%	06/01/2027	10,000	9,377,669
Pasadena Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	1,075	1,155,672
Pearland (City of), TX; Series 2022 B, GO Bonds	5.00%	03/01/2030	1,970	2,101,399
Permanent University Fund - University of Texas System; Series 2014, RB	5.00%	07/01/2041	50,000	50,488,315
Port Arthur (Port of), TX Navigation District; Series 2010, VRD RB(g)	2.60%	11/01/2040	11,825	11,825,000
Pottsboro Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	1,200	1,336,497
San Antonio (City of), TX;
Series 2014, RB	5.00%	02/01/2031	2,550	2,611,813
Series 2016, RB	5.00%	02/01/2023	1,155	1,159,821
Series 2017, RB	5.00%	02/01/2033	1,000	1,085,652
San Antonio Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2034	1,400	1,623,603
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	2,750	3,153,908

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Sienna Management District;
Series 2021, GO Bonds (INS - BAM)(e)	2.00%	10/15/2029	$535	$ 478,628
Series 2021, GO Bonds (INS - BAM)(e)	2.00%	10/15/2030	555	486,954
Series 2021, GO Bonds (INS - BAM)(e)	2.00%	10/15/2031	575	492,884
Series 2021, GO Bonds (INS - BAM)(e)	2.00%	10/15/2032	595	497,779
Spring Branch Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2035	2,000	2,306,820
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2036	2,565	2,943,212
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2037	2,000	2,280,028
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2038	2,250	2,555,918
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2018 A, Ref. RB	5.00%	07/01/2024	1,850	1,908,066
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System);
Series 2012 B, VRD RB(g)	1.82%	11/15/2047	16,615	16,615,000
Series 2016 A, Ref. RB	5.00%	02/15/2041	19,835	20,288,948
Texas (State of);
Series 2015 B, Ref. GO Bonds	5.00%	10/01/2036	25,000	26,284,158
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2023	5,000	5,106,482
Series 2022 B, Ref. GO Bonds	5.00%	08/01/2038	3,100	3,239,244
Texas (State of) (Water Financial Assistance);
Series 2022 B, Ref. GO Bonds	5.00%	08/01/2039	7,680	8,008,988
Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	2,700	2,806,561
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB	4.00%	08/15/2038	350	343,957
Series 2015 C, Ref. RB	5.00%	08/15/2031	14,275	14,619,797
Series 2015 C, Ref. RB	5.00%	08/15/2033	5,000	5,109,001
Texas (State of) Water Development Board (State Water Implementation Fund);
Series 2015, RB	5.00%	10/15/2031	2,875	3,056,291
Series 2018 A, RB	5.00%	10/15/2024	2,500	2,611,364
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	12,075	12,619,033
Texas State University Board of Regents;
Series 2017 A, Ref. RB	5.00%	03/15/2023	2,150	2,166,016
Series 2017 A, Ref. RB	5.00%	03/15/2024	4,000	4,121,054
Trinity River Authority Central Regional Wastewater System Revenue; Series 2017, Ref. RB	5.00%	08/01/2034	1,200	1,304,883
West Travis County Public Utility Agency; Series 2017, Ref. RB (INS - BAM)(e)	5.00%	08/15/2030	1,000	1,086,683
				432,252,833

Utah–0.38%
Grand (County of), UT School District Local Building Authority; Series 2019, RB (INS - AGM)(e)	5.00%	12/15/2038	2,040	2,127,109
Salt Lake City (City of), UT; Series 2017 B, RB	5.00%	07/01/2042	1,100	1,139,103
Utah (State of) Building Ownership Authority (Master Lease Program); Series 2022, RB	5.00%	05/15/2036	2,735	3,131,119
Utah Telecommunication Open Infrastructure Agency;
Series 2022, Ref. RB	5.25%	06/01/2033	1,000	1,151,724
Series 2022, Ref. RB	5.25%	06/01/2034	1,000	1,139,524
Series 2022, Ref. RB	5.25%	06/01/2035	1,000	1,127,390
Series 2022, Ref. RB	5.25%	06/01/2037	2,770	3,096,449
				12,912,418

Vermont–0.03%
Vermont (State of) Educational & Health Buildings Financing Agency (University of Medical Center); Series 2016 A, Ref. RB	5.00%	12/01/2032	1,120	1,176,171

Virgin Islands–0.15%
Virgin Islands (Government of) Public Finance Authority (Garvee);
Series 2015, RB(c)	5.00%	09/01/2023	1,750	1,769,448
Series 2015, RB(c)	5.00%	09/01/2024	1,650	1,690,430
Series 2015, RB(c)	5.00%	09/01/2025	1,500	1,524,613
				4,984,491

Virginia–0.94%
Fairfax (County of), VA Economic Development Authority (Wiehle Ave Metrorail Station); Series 2020, Ref. RB	5.00%	08/01/2027	1,400	1,537,642

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Hampton Roads Transportation Accountability Commission; Series 2021 A, RB	5.00%	07/01/2026	$5,000	$ 5,380,790
Stafford (County of) & Staunton (City of), VA Industrial Development Authority; Series 2008 B, RB	6.50%	08/01/2028	930	932,168
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs); Series 2015 A, RB	5.00%	02/01/2024	4,075	4,189,393
Virginia (Commonwealth of) Housing Development Authority; Subseries 2012 C-2, RB	3.45%	04/01/2038	4,255	4,063,748
Virginia (Commonwealth of) Transportation Board;
Series 2016, RB	5.00%	03/15/2024	1,500	1,545,974
Series 2016, RB	5.00%	09/15/2024	1,015	1,057,571
Series 2017 A, Ref. RB	5.00%	05/15/2024	5,395	5,581,011
Series 2017, RB	5.00%	05/15/2025	5,640	5,963,714
York (County of), VA Economic Development Authority; Series 2009 A, PCR(a)	1.90%	06/01/2023	2,000	1,979,387
				32,231,398

Washington–4.45%
Chelan County Public Utility District No. 1; Series 2008 B, Ref. VRD RB(g)	1.85%	07/01/2032	135	135,000
Energy Northwest (Columbia Generating Station);
Series 2014, Ref. RB	5.00%	07/01/2031	8,150	8,432,663
Series 2022, Ref. RB	5.00%	07/01/2033	16,300	18,958,788
King (County of), WA; Series 2019 A, Ref. VRD GO Bonds(g)	1.40%	01/01/2046	3,540	3,540,000
King County School District No. 401 Highline; Series 2022 B, Ref. GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2025	5,400	5,759,561
Seattle (City of), WA; Series 2015 A, Ref. GO Bonds	5.00%	06/01/2023	4,000	4,050,618
Seattle (Port of), WA; Series 2017, GO Bonds	5.00%	01/01/2036	4,000	4,263,085
Washington (State of);
Series 1998 C, GO Bonds	5.50%	07/01/2023	985	1,002,461
Series 2013 A, GO Bonds	5.00%	08/01/2035	3,265	3,305,430
Series 2015 B, GO Bonds	5.00%	02/01/2039	1,575	1,631,655
Series 2016 C, GO Bonds	5.00%	02/01/2036	1,425	1,502,922
Series 2017 A, COP	5.00%	07/01/2033	2,100	2,256,240
Washington (State of) (Bid Group 2); Series 2022 A-2, GO Bonds	5.00%	08/01/2039	10,000	11,297,077
Washington (State of) Health Care Facilities Authority;
Series 2015 A, RB	5.00%	08/15/2034	2,170	2,244,497
Series 2015, Ref. RB	5.00%	10/01/2038	10,790	11,031,991
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(a)(b)	3.25%	01/01/2025	5,650	5,676,864
Washington (State of) Health Care Facilities Authority (Commonspirit Health);
Series 2019 B-1, Ref. RB(a)	5.00%	08/01/2024	11,685	11,895,506
Series 2019 B-3, Ref. RB(a)	5.00%	08/01/2026	1,010	1,051,925
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2032	1,940	1,949,665
Series 2012 A, RB	4.00%	10/01/2034	17,500	17,197,542
Series 2012 A, RB	4.25%	10/01/2040	2,450	2,446,768
Series 2012 A, RB	5.00%	10/01/2042	22,725	22,735,069
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	8,350	7,490,431
Washington (State of) Tobacco Settlement Authority; Series 2018, Ref. RB	5.00%	06/01/2023	2,500	2,525,837
				152,381,595

West Virginia–0.23%
West Virginia (State of) Economic Development Authority; Series 2017, Ref. RB	5.00%	06/15/2027	5,610	6,152,764
West Virginia State School Building Authority Lottery Revenue; Series 2016 A, RB	5.00%	07/01/2027	1,595	1,686,104
				7,838,868

Wisconsin–0.80%
Wisconsin (State of) Department of Transportation; Series 2017-1, Ref. RB	5.00%	07/01/2025	3,790	4,019,135
Wisconsin (State of) Health & Educational Facilities Authority (Advocate Aurora Health Credit Group); Series 2018 B-3, Ref. RB(a)	5.00%	01/31/2024	2,495	2,557,214
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group); Series 2016 A, Ref. RB	5.00%	11/15/2039	2,745	2,827,966

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016, Ref. RB	5.00%	11/15/2036	$5,000	$ 5,191,058
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2032	1,000	1,000,750
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2015, Ref. RB	5.00%	08/15/2039	1,535	1,550,793
Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.); Series 2015, Ref. RB	5.00%	12/15/2034	8,600	8,809,179
Wisconsin (State of) Public Finance Authority (Barton College); Series 2018 A, RB	5.00%	03/01/2028	1,335	1,335,484
				27,291,579

Wyoming–0.03%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(d)	5.00%	01/01/2024	1,000	1,025,489
TOTAL INVESTMENTS IN SECURITIES(j)–98.69% (Cost $3,389,671,056)				3,378,424,545
OTHER ASSETS LESS LIABILITIES–1.31%				44,891,562
NET ASSETS–100.00%				$3,423,316,107

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $125,487,237, which represented 3.67% of the Fund’s Net Assets.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Zero coupon bond issued at a discount.
(g)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2022.

(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Restricted security. The aggregate value of these securities at November 30, 2022 was $10,836,368, which represented less than 1% of the Fund’s Net Assets.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2022, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Limited Term Municipal Income Fund